Advisor Classes
Kinetics Mutual Funds, Inc.
The Internet Fund
The Internet Emerging Growth Fund
The New Paradigm Fund
The Medical Fund
The Energy Fund
The Small Cap Opportunities Fund

                                                                  June 28, 2002
--------------------------------------------------------------------------------

                          Supplement to the Prospectus
                                dated May 1, 2002

Please note the following change to page 49 of your Prospectus:


Please note that as of June 28, 2002 New Paradigm Advisor Class C shares are available for sale to shareholders. Advisor classes of Kinetics Mutual Funds currently available to shareholders is as follows:



------------------------------------------- --------------------------------
Fund Name                                   Class
------------------------------------------- --------------------------------
The Internet Fund                           Advisor Class A Shares
------------------------------------------- --------------------------------
The Medical Fund                            Advisor Class A Shares
------------------------------------------- --------------------------------
The New Paradigm Fund                       Advisor Class A & C Shares
------------------------------------------- --------------------------------
The Small Cap Opportunities Fund            Advisor Class A Shares
------------------------------------------- --------------------------------

--------------------------------------------------------------------------------



    Please retain this Supplement with your Prospectus for future reference.


                                                     No Load and Advisor Classes
Kinetics Mutual Funds, Inc.
The Internet Fund
The Internet Emerging Growth Fund
The New Paradigm Fund
The Medical Fund
The Energy Fund
The Small Cap Opportunities Fund
The Kinetics Government Money Market Fund
                                                                   June 28, 2002
--------------------------------------------------------------------------------

              Supplement to the Statement of Additional Information
                                Dated May 1, 2002

Please note the following change to page 2 of your Statement of Information:


Please note that as of June 28, 2002 New Paradigm Advisor Class C shares are available for sale to shareholders. Advisor classes of Kinetics Mutual Funds currently available to shareholders is as follows:





------------------------------------------- -----------------------------------
Fund Name                                   Class
------------------------------------------- -----------------------------------
The Internet Fund                           Advisor Class A Shares
------------------------------------------- -----------------------------------
------------------------------------------- -----------------------------------
The Medical Fund                            Advisor Class A Shares
------------------------------------------- -----------------------------------
------------------------------------------- -----------------------------------
The New Paradigm Fund                       Advisor Class A & C Shares
------------------------------------------- -----------------------------------
------------------------------------------- -----------------------------------
The Small Cap Opportunities Fund            Advisor Class A Shares
------------------------------------------- -----------------------------------

--------------------------------------------------------------------------------


Please retain this Supplement with your Statement of Additional Information for future reference.